Consolidated Balance Sheets (Parenthetical) (Successor, USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Jun. 30, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Jun. 30, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Jun. 30, 2012 Series E Preferred Stock	Dec. 31, 2011 Series E Preferred Stock
Accumulated depreciation of property and equipment	$ 282,320	$ 165,841	$ 8,085
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				9,000	9,000	9,000	9,000	9,000	9,000	8,000	8,000	8,000	12,000	0
Preferred stock, shares issued				3,250	3,250	3,250	4,640	4,640	4,640	7,779	7,779	1,645	8,361	0
Preferred stock, shares outstanding				0	0	2,886	0	0	4,640	2,841	3,641	1,645	8,361	0
Successor common stock, par value	$ 0.001	$ 0.001	$ 0.001
Successor common stock, shares authorized	250,000,000	250,000,000	250,000,000
Issuance of common stock, share	98,378,880	95,678,255	20,375,500
Successor common stock, shares outstanding	98,378,880	95,678,255	20,375,500